RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY

Right of use asset	Building

Cost
Balance, January 1, 2019	$-
Additions	1,127,534
Disposal (1)	(892,300)
Effect of changes in foreign exchange rates	2,966

Balance, December 31, 2019	238,200
Additions	465,068
Lease modification	(47,939)
Effect of changes in foreign exchange rates	(2,097)

Balance, December 31, 2020	653,232
Effect of changes in foreign exchange rates	(4,122)

Balance, December 31, 2021	$649,110

Accumulated Amortization
Balance, January 1, 2019	-
Amortization	15,683

Balance, December 31, 2019	15,683
Amortization	116,057
Effect of changes in foreign exchange rates	806

Balance, December 31, 2020	132,546
Amortization	190,596
Effect of changes in foreign exchange rates	(922)

Balance, December 31, 2021	322,220

Carrying Amounts
At December 31, 2019	$222,517

At December 31, 2020	$520,686

At December 31, 2021	$326,890

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

8.	RIGHT OF USE ASSET AND LEASE LIABILITY (Continued)

Lease liability

Balance, January 1, 2019	$-
Additions	1,127,534
Interest expense	4,705
Interest included in discontinued operations	74,494
Lease payments	(19,162)
Lease payments included in discontinued operations	(258,460)
Disposal (1)	(695,733)
Effect of changes in foreign exchange rates	(9,620)

Balance, December 31, 2019	223,758
Interest expense	44,655
Lease modification	(48,725)
Additions	452,385
Lease payments	(144,142)
Effect of changes in foreign exchange rates	4,066

Balance, December 31, 2020	531,997
Interest expense	67,675
Lease payments	(237,634)
Effect of changes in foreign exchange rates	(2,690)

Balance, December 31, 2021	$359,348

(1)	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight on November 8, 2019 (Note 21).